Intangibles and Other Assets - Estimated Future Amortization Expense for Intangible Assets Over Next Five Years (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Estimated future amortization expense
2015 (Remainder of the year)	$ 2,000
2015		$ 615
2016	2,000	567
2017	2,000	400
2018	2,000	300
2019	$ 2,000	$ 300